Organization and Principal Activities - Company's significant subsidiaries, VIE and subsidiaries of the VIE (Details) - individual	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2020
Hangzhou Hanyi E-commerce Co. Ltd. ("Hanyi E-commerce")
Investments In And Advances To Affiliates [Line Items]
Percentage of legal/beneficial ownership in VIEs		100.00%
Hangzhou Ruhan Supply Chain Management Co. Ltd.
Investments In And Advances To Affiliates [Line Items]
Percentage of legal/beneficial ownership in VIEs		100.00%
Hangzhou Dayi E-commerce Co. Ltd ("Dayi")
Investments In And Advances To Affiliates [Line Items]
Percentage of legal/beneficial ownership in VIEs		100.00%
Ruhnn Culture Communication Co., Ltd. ("Ruhnn Culture")
Investments In And Advances To Affiliates [Line Items]
Percentage of legal/beneficial ownership in VIEs		100.00%
Shanghai Ruhnn E-commerce Co., Ltd. ("Shanghai Ruhnn")
Investments In And Advances To Affiliates [Line Items]
Percentage of legal/beneficial ownership in VIEs		100.00%
Hangzhou Sijiu E-commerce Co., Ltd.
Investments In And Advances To Affiliates [Line Items]
Percentage of legal/beneficial ownership in VIEs		100.00%
Hangzhou Xinhan Supply Chain Management Co., Ltd. ("Xinhan")
Investments In And Advances To Affiliates [Line Items]
Percentage of legal/beneficial ownership in VIEs		65.00%
Haining Yishang Apparel Co., Ltd. ("Yishang")
Investments In And Advances To Affiliates [Line Items]
Percentage of legal/beneficial ownership in VIEs		100.00%
Hangzhou Ruhnn E-commerce Co. Ltd.
Investments In And Advances To Affiliates [Line Items]
Percentage of legal/beneficial ownership in VIEs		100.00%
Hangzhou Yihan Information Technology Co., Ltd. ("Yihan Technology")
Investments In And Advances To Affiliates [Line Items]
Percentage of legal/beneficial ownership in VIEs		100.00%
Yihan Technology
Investments In And Advances To Affiliates [Line Items]
Number of founding shareholders	3